Common Shares	12 Months Ended
Jan. 31, 2026
Common Shares
Common Shares

8. Common Shares

Authorized: Unlimited number of common shares without par value

During the year ended January 31, 2026:

(a) The Company issued units pursuant to conversion of convertible debentures at conversion price of $0.10 as follows (Notes 5(a), 5(c) and 5(d)):

	Allocated To		Number of
Issuance Date of Convertible Debentures	Common Shares $	Warrants $	Common Shares Issued	Warrants Granted

December 31, 2023	844	149	9,932	9,932
March 28, 2024	259,984	68,477	2,973,151	2,973,151
April 2, 2024	358,863	97,935	4,090,904	4,090,904
	619,691	166,561	7,073,987	7,073,987

(b) The Company issued 250,000 common shares pursuant to the exercise of 250,000 share purchase warrants for proceeds of $25,000. $2,348 previously recorded as fair value of share purchase warrants were reclassified to common shares during the year ended January 31, 2026.

(c) On April 30, 2025, the Company issued 14,999,303 common shares with a fair value of $1,349,937 pursuant to the settlement of accounts payable and amounts due to related parties totaling $1,499,930 (Note 14). A gain on settlement of debts of $149,993 was recorded within gains from extinguishment/forgiveness of debts on the consolidated statements of loss and comprehensive loss.

(d) The Company received $198,191 in subscription proceeds.

During the year ended January 31, 2025:

(e) On April 2, 2024, the Company issued 218,750 common shares with a fair value of $19,688 to a third party for settlement of accounts payable.

(f) The Company issued units pursuant to conversion of convertible debentures at conversion price of $0.10 as follows (Notes 5(b), 5(c), 5(d), 5(f) and 13):

	Allocated To		Number of
Issuance Dates of Convertible Debentures	Common Shares $	Warrants $	Common Shares Issued	Warrants

December 31, 2023	323,883	–	3,035,342	3,035,342
February 29, 2024	36,394	–	350,000	350,000
March 28, 2024	310,296	–	2,983,699	2,983,699
April 30, 2024	31,607	–	300,000	300,000
	702,180	–	6,669,041	6,669,041

(g) On June 14, 2024, the Company closed on a non-brokered private placement and issued 5,300,000 units at price of $0.10 per unit for gross proceeds of $530,000 (Note 14). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.13 and expiring on June 13, 2026. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants (Note 9(c)).

(h) On July 2, 2024, the Company closed on a non-brokered private placement and issued 1,750,000 units at price of $0.10 per unit for gross proceeds of $175,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.13 and expiring on July 1, 2026. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants (Note 9(c)).

(i) On October 4, 2024, 189,708 common shares were returned to the Company and cancelled.

(j) The Company received subscription proceeds totaling $43,100.

During the year ended January 31, 2024:

(k) On March 14, 2023, the Company closed on a brokered private placement and issued 15,000,000 units at price of $0.10 per unit for gross proceeds of $1,500,000 (Note 14). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.15 and expiring on March 14, 2028. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $225,000 allocated to warrants (Note 9(c)).

Share issue costs totaling $228,972 consisted of the following: 840,000 brokers’ warrants with fair value of $39,972, brokers’ fee of $84,000 and other transaction costs of $105,000. Brokers’ warrants entitle the holder to purchase one common share at an exercise price of $0.10 and expiring on March 14, 2025. The fair values of the brokers’ warrants were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the brokers’ warrants (Note 9(c)).

(l) On March 14, 2023, the Company closed on a non-brokered private placement and issued 3,571,429 units at price of US$0.07 per unit for gross proceeds of $357,143 (US$250,000). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of US$0.11 and expiring on March 14, 2028. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $48,846 allocated to warrants (Note 9(a)).

(m) On July 10, 2023, the Company closed on a non-brokered private placement and issued 2,200,000 units at price of $0.10 per unit for gross proceeds of $220,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.15 and expiring on July 9, 2028. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $44,000 allocated to warrants (Note 9(c)).

(n) On August 31, 2023, the Company closed on a non-brokered private placement and issued 2,950,000 units at price of $0.10 per unit for gross proceeds of $295,000 (Note 14). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.10 and expiring on August 30, 2025. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $44,250 allocated to warrants (Note 9(c)).

Share issue costs totaling $12,999 consisted of the following: 114,000 brokers’ warrants with fair value of $5,399 and brokers’ fee of $7,600. Brokers’ warrants entitle the holder to purchase one common share at an exercise price of $0.10 and expiring on August 30, 2025. The fair values of the brokers’ warrants were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the brokers’ warrants (Note 9(c)).

(o) On December 15, 2023, the Company closed on a non-brokered private placement and issued 2,000,000 units at price of $0.10 per unit for gross proceeds of $200,000 (Note 14). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.10 and expiring on December 14, 2025. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $80,000 allocated to warrants (Note 9(c)).